Notes to the cash flow statement	12 Months Ended
Dec. 31, 2022
Notes to the cash flow statement

23. Notes to the cash flow statement

	2022	2021
	£	£

Cash and cash equivalents	4,808,060	1,566,688

Cash and cash equivalents comprise cash and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets is approximately equal to their fair value.